29 Provisions for Legal Claims and Contingent Liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Contingent liabilities		R$ 3,485,149	R$ 3,052,690
Tax [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Contingent liabilities	[1]	628,546	568,512
Labor [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Contingent liabilities	[2]	419,917	311,777
Employee Benefits [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Contingent liabilities	[3]	21,338	19,099
Civil [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Contingent liabilities	[4]	1,273,928	1,286,466
Regulatory [Member]
ProvisionsForLegalClaimsAndContingentLiabilitiesLineItems [Line Items]
Contingent liabilities	[5]	R$ 1,141,420	R$ 866,836

[1]	TaxLawsuits relating to federal, state and municipal taxes, fees and other charges in which the Company challenges their applicability, calculation bases and amounts due to be collected. The main lawsuits are as follows: Plaintiff: National Institute of Social Security (INSS) Estimated amount: R$ 108,493 Tax requirements related to the social security contribution. Current status: awaiting judgment in the Administrative Council of Tax Appeals - CARF. Plaintiff: State Tax Authority (SEFAZ) Estimated amount: R$ 78,402 Copel Distribution received tax deficiency notice 6.587.156-4 from the State of Paran? for allegedly failing to pay ICMS (VAT) tax on the 'metered demand' line in the electricity bills issued to a major consumer between May 2011 and December 2013. The Company maintains its illegitimacy to appear in the taxable position of this tax assessment, since it was not included in the judicial proceeding, thus it cannot suffer the effects of the ruling rendered thereon, which would entail its illegitimacy to appear as liable taxpayer in tax deficiency notice 6.587.156-4. Plaintiff: Copel Estimated amount: R$ 76,475 Tax Requirement on Urban Territorial Property - IPTU on properties affected by the public electricity service. The case is pending judgment at first instance. Plaintiff: City Hall Estimated amount: R$ 55,735 City halls tax requirement as ISS in construction services provided by third parties. Current status: awaiting the decision on the appeal. Plaintiff: Brazilian Federal Revenue Office Estimated amount: R$ 116,086 Requirement and administrative question related to federal taxes, mostly still pending management review.
[2]	Labor Labor claims comprise claims filed by employees and former employees of Copel and its subsidiaries in connection with the payment of overtime differences, hazardous working conditions, transfer bonuses, salary equality/reclassification, and other matters, and also claims by former employees of contractors and third- parties (secondary responsibility) involving indemnity and other matters.
[3]	Employee benefits Labor claims comprise claims filed by retired former employees of the Company and its wholly-owned subsidiaries against the Copel Foundation, which will have consequential impact on the Company and its wholly-owned subsidiaries, since additional contributions will be required.
[4]	Civil Lawsuits involving billing, irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network or vehicles, easements of passage, expropriations, patrimonial and environmental. The balance also contains amounts being discussed by arbitration under confidentiality, in the discovery phase, with no decision having been handed down to date. The main lawsuits are as follows: Plaintiff: Mineradora Tibagiana Ltda.Estimated amount: R$ 172,583 Lawsuit claiming compensation for alleged losses when this mining company was involved in the construction of the Mau? plant by the Energ? tico Cruzeiro do Sul consortium in which Copel GeT has a 51% stake. The action challenges the validity of the mining permit granted by Mineradora Tibagiana for the Mau? job site and the indemnifying effects arising therefrom. Current status: action awaiting judgment by lower court. Plaintiff: franchises of the Agency/Copel store Estimated amount: R$ 44,717 Filing of two individual claims against Copel Distribui? o regarding the franchise contracts of Copel branches/stores, with the main petition claiming an extension of the term of the contract and secondary petition to recognize the existence of a sub concession, with transfer of the services provided and full pass-through of the fees, amongst other amounts, with related appeals currently awaiting trial. Current status: awaiting judgment. Plaintiff: Copel Distribuicao Estimated amount: R$ 78,277. The Department of Roads and Roadworks - DER issued a tax assessment notice to Copel Distribui? o, as a consequence, the Company filed a lawsuit challenging DER's Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature. Currently, the process awaits decision on the production of expert evidence.
[5]	Regulatory The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The principal action is described below: Plaintiff: Energia Sustent? vel do Brasil S.A. - ESBR Estimated amount: R$ 729,609 ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the federal courts of Rond? nia, the decision on which: (i) excludes liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution No. 1,732/2013, which recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the TRF of the 1st Region. The practical outcome of the decision is that, by exempting ESBR, it exposed the distribution utilities with which it had concluded regulated power trading contracts (CCEARs), including Copel DIS, to the spot market and spot prices during the period. The reason is that electricity trading rules require that all electricity consumed be covered by a contract. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates. Current status: awaiting judgment.